FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 102,770	Rp 97,431
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	17,779	17,577
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	15,885	14,265
Financial liabilities measured at amortized cost | Customers deposits
FINANCIAL RISK MANAGEMENT
Total financial liabilities	401	698
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	6,682	9,934
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	355	568
Financial liabilities measured at amortized cost | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	6,993	7,469
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	36,056	28,229
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	15,888	14,877
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	2,605	3,645
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 126	Rp 169